Financial risk management - Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 21,271,427	¥ 19,880,882	¥ 18,319,771
Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,772,366	2,372,431	1,960,397
Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,771,928	2,371,817	1,959,526
Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	438	614	871
Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	6,051	5,472	3,532
Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,543	1,117	1,164
Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,508	4,355	2,368
Housing Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,753,517	2,343,225	1,919,704
Other Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	24,900	34,678	44,225
Total Loans [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,778,417	2,377,903	1,963,929
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,747,562	2,337,831	1,916,291
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,747,406	2,337,703	1,916,086
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	156	128	205
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	5,955	5,394	3,413
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,532	1,115	1,163
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,423	4,279	2,250
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	24,804	34,600	44,106
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	24,522	34,114	43,440
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	282	486	666
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	96	78	119
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	11	2	1
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 85	¥ 76	¥ 118